Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating Activities
Net income including noncontrolling interests	$ 997	$ 711
Net income	997	711
Adjustments to reconcile net income including noncontrolling interests to net cash provided by operating activities:
Depreciation, depletion and amortization (including nuclear fuel)	799	773
Deferred income taxes and investment tax credits	174	246
Impairment of assets and other charges (benefit)	98	(13)
Losses (gains) on sales of assets and equity method investments	0	(34)
Net (gains) losses on nuclear decommissioning trust funds and other investments	(134)	113
Other adjustments	23	(72)
Changes in:
Accounts receivable	519	28
Inventories	(21)	80
Deferred fuel and purchased gas costs, net	89	(256)
Prepayments	43	21
Accounts payable	(588)	52
Accrued interest, payroll and taxes	(161)	(192)
Margin deposit assets and liabilities	286	(52)
Net realized and unrealized changes related to derivative activities	232	29
Pension and other postretirement benefits	(122)	(117)
Other operating assets and liabilities	(137)	(192)
Net cash provided by operating activities	2,097	1,125
Investing Activities
Plant construction and other property additions (including nuclear fuel)	(2,220)	(1,622)
Acquisition of solar development projects	(11)	(37)
Proceeds from sales of securities	544	814
Purchases of securities	(607)	(824)
Proceeds from sale of assets and equity method investments	0	146
Contributions to equity method affiliates	(10)	(15)
Other	(2)	(36)
Net cash used in investing activities	(2,302)	(1,574)
Financing Activities
Issuance (repayment) of short-term debt, net	123	234
364-day term loan facility borrowings	2,500
Issuance of long-term debt	1,500	1,000
Repayment of long-term debt	(2,197)	(39)
Supplemental credit facility borrowings	450
Issuance of common stock	43	45
Common dividend payments	(557)	(541)
Other	(42)	(64)
Net cash provided by (used in) financing activities	1,820	635
Increase (decrease) in cash, restricted cash and equivalents	1,615	186
Cash, restricted cash and equivalents at beginning of period	341	408
Cash, restricted cash and equivalents at end of period	1,956	594
Virginia Electric and Power Company
Operating Activities
Net income	353	357
Adjustments to reconcile net income including noncontrolling interests to net cash provided by operating activities:
Depreciation, depletion and amortization (including nuclear fuel)	492	425
Deferred income taxes and investment tax credits	(3)	105
Impairment of assets and other charges (benefit)	7
Other adjustments	(9)	3
Changes in:
Accounts receivable	348	76
Affiliated receivables and payables	(52)	9
Inventories	(39)	34
Deferred fuel and purchased gas costs, net	193	(297)
Prepayments		3
Accounts payable	(103)	90
Accrued interest, payroll and taxes	73	57
Margin deposit assets and liabilities	255	(125)
Net realized and unrealized changes related to derivative activities	449	215
Other operating assets and liabilities	(16)	(267)
Net cash provided by operating activities	1,948	685
Investing Activities
Plant construction and other property additions	(1,420)	(1,037)
Purchases of nuclear fuel	(52)	(27)
Acquisition of solar development projects	(11)	(37)
Proceeds from sales of securities	373	392
Purchases of securities	(405)	(415)
Other	(4)	(5)
Net cash used in investing activities	(1,519)	(1,129)
Financing Activities
Issuance (repayment) of short-term debt, net	69	(59)
Repayment of affiliated current borrowings, net	(821)	(464)
Issuance of long-term debt	1,500	1,000
Repayment of long-term debt	(1,148)
Other	(31)	(23)
Net cash provided by (used in) financing activities	(431)	454
Increase (decrease) in cash, restricted cash and equivalents	(2)	10
Cash, restricted cash and equivalents at beginning of period	24	26
Cash, restricted cash and equivalents at end of period	$ 22	$ 36